Summary of Components of Net Unrealized Gains and Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Summarizes components of net unrealized gains and losses on available-for-sale securities
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$ 1,265		$ 2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships			(4)
Net unrealized gains on available-for-sale securities, before adjustments and taxes	1,265	[1]	2,890	[1]
Adjustment to DAC and other	(176)		(482)
Adjustment to future policy benefits and claims	(89)		(295)
Adjustment to policyholder dividend obligation	(85)		(177)
Deferred federal income tax expense	(314)		(672)
Net unrealized gains on available-for-sale securities	$ 601		$ 1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.